Fair Value Measurements - Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) (Details) - Level 3 [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Forward purchase agreement [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning
Initial measurement	20,889,950
Change in fair value	(14,485,850)
Balance at ending	6,404,100
Warrants – Series A and B [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning
Initial measurement	12,739,000
Change in fair value	(7,783,700)
Balance at ending	4,955,300
Warrants – Series C and D [Member]
Schedule of Recurring Basis Using Significant Unobservable Inputs (Level 3) [Line Items]
Balance at beginning
Initial measurement	9,654,800
Change in fair value	4,258,450
Balance at ending	$ 13,913,250